SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 06, 2023	Jan. 03, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2021
Share price
Convertible notes payable						$ 8,900,000
Consulting Agreement [Member]
Common stock issued for cash, shares						100,000	2,449,714
Issuance of common shares								3,447,038
Common Stock [Member]
Common stock issued for cash, shares								60,000	140,000
Warrants owned						267,310
No of shares converted			1,077,164			1,077,164		6,039,058	153,000
Issuance of common shares			100,000	1,635,000	814,714				595,946
Warrant [Member]
Warrants owned										1,240,000
Strike price										$ 0.68
Strike price reduced						$ 0.07
Warrant [Member] | Series C Preferred Stock [Member]
Common stock issued for cash, shares						1,740,000
Rancho Costa Verde Development, LLC [Member]
Business Combination, Consideration Transferred		$ 13,374,976
Rancho Costa Verde Development, LLC [Member] | Warrant [Member]
Common stock issued for cash, shares						33,000,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Common stock issued for cash, shares	3,100
Share price	$ 100
Gross proceeds	$ 310,000
Subsequent Event [Member] | Consulting Agreement [Member]
Issuance of common shares	100,000
Subsequent Event [Member] | Common Stock [Member]
Common stock issued for cash, shares	267,810
Subsequent Event [Member] | Warrant [Member]
Common stock issued for cash, shares	343,750
Warrants owned	1,500,000
Strike price	$ 0.68
Strike price reduced	$ 0.07
No of warrants converted	1,240,000
Subsequent Event [Member] | Convertible Debt [Member]
No of shares converted	242,404
Convertible debt principal amount	$ 15,000
Subsequent Event [Member] | Thousand Eight Hundred Diagonal [Member]
Debt instrument, percentage	9.00%
Principal amount	$ 104,250
Convertible notes payable	241,340
Net funding amount	$ 100,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Common stock issued for cash, shares	834,760
Stock issued during period, value, conversion of units	$ 83,476
Subsequent Event [Member] | Rancho Costa Verde Development, LLC [Member]
Ownership percentage	75.00%
Business Combination, Consideration Transferred	$ 13,500,000
Debt instrument, percentage	5.00%
Principal amount	$ 8,900,000
Common stock issued for cash, shares	20,000,000
Warrants owned	33,000,000
Share price	$ 0.10